SUBSIDIARY PUBLIC ISSUERS	12 Months Ended
Dec. 31, 2021
Subsidiary Public Issuer [Abstract]
SUBSIDIARY PUBLIC ISSUERS	SUBSIDIARY PUBLIC ISSUERS
An indenture dated as of October 10, 2012 between certain wholly-owned subsidiaries of our partnership, Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Pty Ltd and Brookfield Infrastructure Finance Limited (collectively, the “Co-Issuers”), and Computershare Trust Company of Canada, as supplemented and amended from time to time (“Indenture”) provides for the issuance of one or more series of unsecured notes of the Co-Issuers.
An indenture dated as of May 24, 2021, between Brookfield Infrastructure Finance ULC, our partnership and its subsidiaries, Brookfield Infrastructure L.P. (the “Holding LP”), Brookfield Infrastructure Holdings (Canada) Inc., Brookfield Infrastructure US Holdings I Corporation, BIP Bermuda Holdings I Limited (collectively, the “BIP Guarantors”), BIPC Holdings Inc. (“BIPC Holdings”), Computershare Trust Company of Canada and Computershare Trust Company, N.A., as supplemented and amended from time to time (the “U.S. Indenture”) provides for the issuance of one or more series of unsecured notes of Brookfield Infrastructure Finance ULC.
On May 24, 2021, Brookfield Infrastructure Finance ULC issued $250 million of subordinated unsecured notes under the U.S. Indenture maturing May 24, 2081 in the U.S. with a coupon of 5.0% (the “subordinated notes”). The subordinated notes are guaranteed, on a subordinated basis, as to payment of principal, premium (if any) and interest and certain other amounts by the BIP Guarantors and BIPC Holdings. The subordinated notes, including any accrued and unpaid interest thereon, will be exchanged automatically, without the consent or action of the holders thereof, into units of a newly-issued series of Class A preferred limited partnership units of the partnership, being class A preferred limited partnership units, Series 15, upon the occurrence of certain bankruptcy-related events.
On September 1, 2020, the Co-Issuers issued C$500 million of medium-term notes under the Indenture maturing September 1, 2032 in the Canadian bond market with a coupon of 2.9%, which was swapped into U.S. dollars on a matched maturity basis at an all-in rate of 3.9%. On October 6, 2020, the proceeds were used to early redeem C$450 million of medium-term notes maturing March 11, 2022.
On April 7, 2020, the Co-Issuers issued C$200 million of medium-term notes under the Indenture maturing September 11, 2028 in the Canadian bond market with a coupon of 4.2%. The principal balance was hedged to U.S. dollars using foreign exchange contracts.
On April 7, 2020, the Co-Issuers issued C$200 million of medium-term notes under the Indenture maturing October 9, 2029 in the Canadian bond market with a coupon of 3.4%. The principal balance was hedged to U.S. dollars using foreign exchange contracts.
On October 7, 2019, the Co-Issuers issued C$500 million of medium-term notes under the Indenture maturing October 9, 2029 in the Canadian bond market with a coupon of 3.4%. Our partnership swapped C$92 million of the total issuance to U.S. dollars on a matched maturity basis at an all-in rate of 3.5% and the remaining principal balance of the issuance was subsequently hedged using foreign exchange contracts. On November 6, 2019, the proceeds were used to early redeem C$375 million of medium-term notes maturing October 30, 2020.
These medium-term notes are fully and unconditionally guaranteed by the BIP Guarantors and BIPC Holdings.
The BIP Guarantors will also fully and unconditionally guarantee the payment obligations of Brookfield Infrastructure Preferred Equity Inc. (“Pref Finco” and collectively with the Co-Issuers, the “Fincos”) in respect of any Class A preference shares issued to the public by the Pref Finco, if and when issued.
A base shelf prospectus of BIP Investment Corporation (“BIPIC”) dated as of December 11, 2020 provides for the issuance of one or more series of senior preferred shares of BIPIC. The BIP Guarantors and BIPC Holdings will fully and unconditionally guarantee the payment obligations of BIPIC in respect of any senior preferred shares issued by BIPIC under the prospectus.
Each of the Fincos and BIPIC are subsidiaries of our partnership. In the tables below, information relating to the Fincos has been combined. The Fincos have not guaranteed the obligations of BIPIC, nor has BIPIC guaranteed the obligations of the Fincos.
On February 5, 2019, BIPIC issued 4 million Series 1 Senior Preferred Shares at C$25 per share with a quarterly fixed dividend at a rate of 5.85% annually for the initial period ending March 31, 2024. In total, C$100 million or $75 million of gross proceeds were raised, $2 million in underwriting costs were incurred and less than $1 million in issuance costs were incurred. The preferred shares are retractable at the option of the holders and are therefore classified as liabilities.
BIPC Holdings has also fully and unconditionally guaranteed the payment obligations of the partnership in respect of certain of the partnership’s currently outstanding cumulative class A preferred limited partnership units and may guarantee the payment obligations of the partnership in respect of additional cumulative class A preferred limited partnership units issued to the public, if and when issued.
The following tables set forth consolidated summary financial information for our partnership, the Fincos, BIPIC and BIPC Holdings:

For the year ended December 31, 2021 US$ MILLIONS	Our partnership(2)	The Fincos	BIPIC	BIPC Holdings	Subsidiaries of our partnership other than the Fincos, BIPIC, and BIPC Holdings(3)	Consolidating adjustments(4)	Our partnership consolidated
Revenues	$—	$—	$—	$—	$—	$11,537	$11,537
Net income (loss) attributable to partnership(1)	556	—	—	208	885	(556)	1,093
For the year ended December 31, 2020
Revenues	$—	$—	$—	$—	$—	$8,885	$8,885
Net income (loss) attributable to partnership(1)	141	—	—	5	389	(141)	394
For the year ended December 31, 2019
Revenues	$—	$—	$—	$—	$—	$6,597	$6,597
Net income (loss) attributable to partnership(1)	52	—	—	—	233	(52)	233
As at December 31, 2021
Current assets	$—	$—	$—	$—	$—	$4,896	$4,896
Non-current assets	6,840	—	1,045	2,373	9,835	48,972	69,065
Current liabilities	—	—	232	—	—	8,429	8,661
Non-current liabilities	—	2,288	—	—	—	36,621	38,909
Non-controlling interests
Redeemable Partnership Units held by Brookfield	—	—	—	—	—	2,408	2,408
BIPC exchangeable shares	—	—	—	—	—	1,369	1,369
Exchangeable units(5)	—	—	—	—	—	85	85
In operating subsidiaries	—	—	—	—	—	15,658	15,658
Preferred unitholders	—	—	—	—	—	1,138	1,138
As at December 31, 2020
Current assets	$—	$—	$—	$—	$—	$3,711	$3,711
Non-current assets	5,363	—	944	2,238	7,232	41,843	57,620
Current liabilities	—	—	77	—	—	5,447	5,524
Non-current liabilities	—	2,027	—	591	—	31,516	34,134
Non-controlling interests
Redeemable Partnership Units held by Brookfield	—	—	—	—	—	1,687	1,687
BIPC exchangeable shares	—	—	—	—	—	638	638
Exchangeable units(5)	—	—	—	—	—	12	12
In operating subsidiaries	—	—	—	—	—	13,954	13,954
Preferred unitholders	—	—	—	—	—	1,130	1,130

(1)Includes net income (loss) attributable to limited partners, the general partner, non-controlling interests - Redeemable Partnership Units held by Brookfield, non-controlling interests - Exchange LP Units, non-controlling interests - BIPC Exchangeable LP Units, and non-controlling interests - BIPC exchangeable shares.
(2)Includes investments in all subsidiaries of our partnership under the equity method.
(3)Includes investments in all other subsidiaries of the Holding LP, Brookfield Infrastructure Holdings (Canada) Inc., Brookfield Infrastructure US Holdings I Corporation and BIP Bermuda Holdings I Limited under the equity method.
(4)Includes elimination of intercompany transactions and balances necessary to present our partnership on a consolidated basis.